Income Taxes	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Income Taxes

(12) Income Taxes

Income tax expense (benefit) for the years ended October 31, 2012, 2011 and 2010 consists of:

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	116,731
Totals	$266,155	$132,097	$398,252

Fiscal year ended October 31, 2010	Current	Deferred	Total
U.S. Federal	$652,511	$(628,132)	$24,379
State	162,974	(96,063)	66,911
Totals	$815,485	$(724,195)	$91,290

Reported income tax expense (benefit) for the years ended October 31, 2012, 2011 and 2010 differs from the "expected" tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 34% to income (loss) before income taxes as follows:

	Years ended October 31,
	2012	2011	2010

"Expected" tax expense (benefit)	$1,320,402	$290,955	$(2,012,466)
Increase (reduction) in income tax expense
(benefit) resulting from:
Impact of nondeductible write-off of goodwill	—	—	1,897,285
Benefits from Sec. 199 manufacturing
deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants	—	—	136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055

Reported income tax expense (benefit)	$1,257,335	$398,252	$91,290

The tax effects of temporary differences that give rise to significant portions of the Company's deferred tax assets and deferred tax liabilities as of October 31, 2012 and 2011 are presented below:

	October 31,
	2012	2011

Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts
and sales returns	$77,356	$137,385
Inventories, due to allowance for damaged and slow-moving
inventories and additional costs inventoried for tax purposes
pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax
purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291

Total gross deferred tax assets	3,231,357	2,930,755

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and
capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting
purposes	—	(10,955)

Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$2,803,347	$2,244,577

As a result of the acquisition of AOS, the Company recorded $1,038,335 in deferred tax assets as of October 31, 2009, including net operating loss ("NOL") carryforwards of $851,551 estimated to be available after considering Internal Revenue Code Section 382 limitations. During the fiscal year ended October 31, 2010, certain purchase accounting adjustments, totaling $642,201, were made to increase deferred tax assets recorded as a result of the acquisition and to increase the NOL carryforwards resulting from the acquisition by $666,054 to $1,517,605. These NOL carryforwards may be used to reduce future taxable income and begin to expire in fiscal year ending October 31, 2024.

Based on the Company's historical and projected pretax earnings and other relevant factors, management believes that it is more likely than not that the Company's deferred tax assets at October 31, 2012 will be realized.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2012 and 2011 follows:

	October 31,
	2012	2011
Unrecognized tax benefits balance at beginning of year	$205,171	$179,571
Gross increases (decreases) for tax positions of prior years	(30,055)	29,757
Gross increases for current year tax positions	46,223	—
Reductions to unrecognized tax benefits resulting from
the lapse of applicable statute of limitations	—	(4,157)
Unrecognized tax benefits balance at end of year	$221,339	$205,171

During fiscal year 2012, the Company accrued interest of $2,144 and reduced its accrual of penalties by $7,514, related to unrecognized tax benefits. During fiscal year 2011, the Company accrued interest and penalties of $14,392 and $6,761, respectively, related to unrecognized tax benefits. As of October 31, 2012 and 2011, the Company had approximately $95,283 and $100,653, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company's effective tax rate if recognized is $128,573 and $119,883 as of October 31, 2012 and 2011, respectively. The Company does not expect its unrecognized tax benefits to change significantly in the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2009 through October 31, 2011.